Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 4,583	£ 2,981
Deferred tax liability - UK Tax Group	0	(6)
Net deferred tax	4,583	2,975
IHC Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,094	1,004
Barclays Bank PLC's US Branch Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	482	1,002
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,114	1,679
Deferred tax liability - UK Tax Group	0	(6)
UK Tax Group | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,557	576
Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 450	£ 399